Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000002053 | Thrivent Large Cap Growth Fund, Class S_4233673
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002053 | Thrivent International Allocation Fund, Class S_4233672
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002053 | Thrivent Mid Cap Stock Fund, Class S_4233675
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002053 | Thrivent Large Cap Value Fund, Class S_4233676
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002053 | Thrivent Core International Equity Fund_4233669
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002053 | Thrivent Core Mid Cap Value Fund_4233671
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002053 | Thrivent Global Stock Fund, Class S_4233677
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002053 | Thrivent Small Cap Stock Fund, Class S_4233674
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002053 | Thrivent Core Emerging Markets Equity Fund_4233668
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002053 | NVIDIA Corporation_4233488
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002053 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000002053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002053 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002053 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002053 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002053 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000002053 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000002053 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002053 | International
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002053 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002053 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002053 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002053 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002054 | Thrivent Large Cap Growth Fund, Class S_4233673
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002054 | Thrivent International Allocation Fund, Class S_4233672
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002054 | Thrivent Mid Cap Stock Fund, Class S_4233675
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002054 | Thrivent Large Cap Value Fund, Class S_4233676
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002054 | Thrivent Core International Equity Fund_4233669
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002054 | Thrivent Core Mid Cap Value Fund_4233671
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002054 | Thrivent Global Stock Fund, Class S_4233677
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002054 | Thrivent Small Cap Stock Fund, Class S_4233674
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002054 | Thrivent Core Emerging Markets Equity Fund_4233668
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002054 | NVIDIA Corporation_4233488
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002054 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000002054 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002054 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002054 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002054 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002054 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002054 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002054 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002054 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002054 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002054 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000002054 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000002054 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002054 | International
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002054 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002054 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002054 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002054 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002055 | Thrivent Core International Equity Fund_4204540
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002055 | Thrivent Core Emerging Markets Debt Fund_4204539
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002055 | NVIDIA Corporation_4204132
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002055 | Microsoft Corporation_4204001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002055 | Apple, Inc._4203005
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002055 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4202945
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002055 | U.S. Treasury Bonds_4204611
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002055 | U.S. Treasury Notes_4204620
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002055 | Alphabet, Inc., Class C_4202952
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002055 | Meta Platforms, Inc._4203524
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002055 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002055 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002055 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002055 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002055 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002055 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002055 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000002055 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000002055 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002055 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Thrivent Core International Equity Fund_4204540
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002056 | Thrivent Core Emerging Markets Debt Fund_4204539
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002056 | NVIDIA Corporation_4204132
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002056 | Microsoft Corporation_4204001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002056 | Apple, Inc._4203005
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002056 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4202945
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002056 | U.S. Treasury Bonds_4204611
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | U.S. Treasury Notes_4204620
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Alphabet, Inc., Class C_4202952
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Meta Platforms, Inc._4203524
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002056 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002056 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002056 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002056 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002056 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002056 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002056 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000002056 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000002056 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002056 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003642 | Thrivent Core Emerging Markets Equity Fund_4207405
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003642 | NVIDIA Corporation_4207191
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003642 | Thrivent Core Small Cap Value Fund_4207406
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003642 | Microsoft Corporation_4207058
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003642 | Apple, Inc._4206557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003642 | Alphabet, Inc., Class C_4206536
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003642 | Meta Platforms, Inc._4206798
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003642 | Amazon.com, Inc._4206539
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003642 | Novartis AG_4207264
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003642 | Shell plc_4207582
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003642 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003642 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003642 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003642 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000003642 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003642 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003644 | Thrivent Core Emerging Markets Equity Fund_4207405
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003644 | NVIDIA Corporation_4207191
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003644 | Thrivent Core Small Cap Value Fund_4207406
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003644 | Microsoft Corporation_4207058
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003644 | Apple, Inc._4206557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003644 | Alphabet, Inc., Class C_4206536
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003644 | Meta Platforms, Inc._4206798
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003644 | Amazon.com, Inc._4206539
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003644 | Novartis AG_4207264
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003644 | Shell plc_4207582
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003644 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003644 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003644 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003644 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000003644 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003644 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088463 | 4236193
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000088463 | 4236195
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088463 | 4236194
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088463 | 4236175
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088463 | 4236192
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088463 | 4236129
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088463 | 4236135
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088463 | 4236130
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088463 | 4236128
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088463 | 4236176
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088463 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088463 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088463 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088463 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000088463 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000088463 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000088463 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000088463 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088463 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088463 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088463 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000088464 | 4236193
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000088464 | 4236195
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088464 | 4236194
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088464 | 4236175
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088464 | 4236192
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088464 | 4236129
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088464 | 4236135
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088464 | 4236130
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088464 | 4236128
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088464 | 4236176
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088464 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088464 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088464 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088464 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000088464 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000088464 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000088464 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000088464 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088464 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088464 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088464 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000198645 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000198645 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198645 | BA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000198645 | BAA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000198645 | A
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000198645 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198645 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000198645 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198645 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198645 | California
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198645 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198645 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000198645 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198645 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198645 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198645 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198645 | Other States
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000198645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000198645 | Education
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000198645 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000198645 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000198645 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198645 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198645 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198645 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198645 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198645 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003614 | 4199862
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003614 | 4199698
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003614 | 4199758
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4200099
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4199770
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4199798
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4200094
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4199681
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4199858
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4200138
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003614 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | C
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | CAA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003614 | B
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000003614 | BA
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000003614 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003614 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003614 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003614 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003614 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003614 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003614 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003614 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003614 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000003614 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003614 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003616 | 4199862
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003616 | 4199698
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003616 | 4199758
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4200099
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4199770
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4199798
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4200094
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4199681
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4199858
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4200138
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003616 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | C
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | CAA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003616 | B
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000003616 | BA
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000003616 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003616 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003616 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003616 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003616 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003616 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003616 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003616 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003616 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003616 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000003616 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003616 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003634 | 4200741
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003634 | 4200742
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003634 | 4200737
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003634 | 4200738
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003634 | 4200436
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4200380
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4200698
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4200346
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | 4200607
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | 4200375
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003634 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | BA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003634 | BAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000003634 | A
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003634 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003634 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003634 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000003634 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003634 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003634 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003634 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003634 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003634 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003634 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003634 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003634 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | 4200741
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003636 | 4200742
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003636 | 4200737
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003636 | 4200738
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003636 | 4200436
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4200380
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4200698
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4200346
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | 4200607
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | 4200375
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003636 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | BA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003636 | BAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000003636 | A
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003636 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003636 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003636 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000003636 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003636 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003636 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003636 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003636 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003636 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003636 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003636 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003636 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000058555 | 4234726
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058555 | 4234332
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058555 | 4233963
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058555 | 4233875
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058555 | 4234547
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4234336
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058555 | 4234571
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058555 | 4234329
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | 4234335
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | 4234572
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000058555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000058555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000058555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000058555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000058555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000058555 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000058555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058555 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000058555 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000058555 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058555 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000058555 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000058555 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000058555 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000058555 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058555 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058555 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058555 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058555 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000058555 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000058556 | 4234726
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058556 | 4234332
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058556 | 4233963
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058556 | 4233875
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058556 | 4234547
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4234336
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058556 | 4234571
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058556 | 4234329
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | 4234335
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | 4234572
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000058556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000058556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000058556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000058556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000058556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000058556 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000058556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000058556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000058556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000058556 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000058556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000058556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000058556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058556 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058556 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000058556 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003637 | NVIDIA Corporation_4202835
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003637 | Microsoft Corporation_4202830
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003637 | Apple, Inc._4202806
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003637 | Alphabet, Inc., Class C_4202801
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003637 | Amazon.com, Inc._4202802
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003637 | Meta Platforms, Inc._4202818
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003637 | ServiceNow, Inc._4202840
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003637 | Visa, Inc._4202845
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003637 | Eli Lilly & Company_4202829
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003637 | Tesla, Inc._4202841
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000003637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003637 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003637 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003637 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003637 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003639 | NVIDIA Corporation_4202835
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003639 | Microsoft Corporation_4202830
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003639 | Apple, Inc._4202806
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003639 | Alphabet, Inc., Class C_4202801
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003639 | Amazon.com, Inc._4202802
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003639 | Meta Platforms, Inc._4202818
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003639 | ServiceNow, Inc._4202840
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003639 | Visa, Inc._4202845
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003639 | Eli Lilly & Company_4202829
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003639 | Tesla, Inc._4202841
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000003639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003639 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003639 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003639 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003639 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003645 | Wells Fargo & Company_4207733
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003645 | Exxon Mobil Corporation_4207688
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003645 | Philip Morris International, Inc._4207715
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003645 | Bank of America Corporation_4207662
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003645 | Johnson & Johnson_4207702
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003645 | J.P. Morgan Chase & Company_4207700
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003645 | Cisco Systems, Inc._4207672
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003645 | Entergy Corporation_4207686
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003645 | Verizon Communications, Inc._4207729
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003645 | Walmart, Inc._4207731
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003645 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000003645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003645 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003645 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003645 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003645 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003647 | Wells Fargo & Company_4207733
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003647 | Exxon Mobil Corporation_4207688
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003647 | Philip Morris International, Inc._4207715
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003647 | Bank of America Corporation_4207662
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003647 | Johnson & Johnson_4207702
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003647 | J.P. Morgan Chase & Company_4207700
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003647 | Cisco Systems, Inc._4207672
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003647 | Entergy Corporation_4207686
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003647 | Verizon Communications, Inc._4207729
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003647 | Walmart, Inc._4207731
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000003647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003647 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003647 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003647 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003647 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4201376
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003648 | 4201377
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003648 | 4201375
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003648 | 4200845
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4200808
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4201237
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4201020
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | 4201202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | 4201218
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | 4201140
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003648 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003648 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003648 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003648 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003648 | BAA
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000003648 | A
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000003648 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003648 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003648 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000003648 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003648 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003648 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003648 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003648 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003648 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003648 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003648 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003648 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003648 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003648 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000003648 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | 4201376
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003650 | 4201377
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003650 | 4201375
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003650 | 4200845
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4200808
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4201237
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4201020
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | 4201202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | 4201218
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | 4201140
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003650 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003650 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003650 | BAA
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000003650 | A
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000003650 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003650 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000003650 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003650 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003650 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003650 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003650 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003650 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003650 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003650 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003650 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000003650 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217755 | Howmet Aerospace, Inc._4237349
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217755 | Monolithic Power Systems, Inc._4237364
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217755 | Amphenol Corporation_4237319
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217755 | ExlService Holdings, Inc._4237340
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217755 | PTC, Inc._4237368
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217755 | TPG, Inc._4237382
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217755 | Waste Connections, Inc._4237391
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217755 | HubSpot, Inc._4237350
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217755 | EMCOR Group, Inc._4237338
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217755 | Trade Desk, Inc._4237383
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000217755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000217755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000217755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217755 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000217755 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003596 | United Rentals, Inc._4209737
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003596 | NVR, Inc._4209716
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003596 | Steel Dynamics, Inc._4209731
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003596 | SBA Communications Corporation_4209728
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003596 | Trimble, Inc._4209735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003596 | Advanced Drainage Systems, Inc._4209686
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003596 | DocuSign, Inc._4209705
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Fastenal Company_4209709
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Expand Energy Corporation_4209699
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Kinsale Capital Group, Inc._4209712
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003596 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000003596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003596 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003596 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003598 | United Rentals, Inc._4209737
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003598 | NVR, Inc._4209716
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003598 | Steel Dynamics, Inc._4209731
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003598 | SBA Communications Corporation_4209728
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003598 | Trimble, Inc._4209735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003598 | Advanced Drainage Systems, Inc._4209686
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003598 | DocuSign, Inc._4209705
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | Fastenal Company_4209709
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | Expand Energy Corporation_4209699
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | Kinsale Capital Group, Inc._4209712
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000003598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003598 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003598 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000217756 | U.S. Bancorp_4237466
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217756 | Carlyle Group, Inc._4237418
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217756 | Imax Corporation_4237439
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217756 | United Airlines Holdings, Inc._4237467
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217756 | M&T Bank Corporation_4237447
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217756 | Healthcare Realty Trust, Inc._4237434
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217756 | NiSource, Inc._4237451
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217756 | Nucor Corporation_4237452
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217756 | Allstate Corporation_4237407
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217756 | MKS Instruments, Inc._4237448
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000217756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000217756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217756 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000003599 | Thrivent Large Cap Growth Fund, Class S_4230373
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003599 | Thrivent Large Cap Value Fund, Class S_4230379
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003599 | Thrivent Mid Cap Stock Fund, Class S_4230377
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003599 | Thrivent International Allocation Fund, Class S_4230372
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003599 | Thrivent Income Fund, Class S_4230375
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003599 | Thrivent Global Stock Fund, Class S_4230380
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003599 | Thrivent Limited Maturity Bond Fund, Class S_4230374
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003599 | Thrivent Core Emerging Markets Debt Fund_4230368
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003599 | Thrivent Small Cap Stock Fund, Class S_4230376
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003599 | Thrivent High Yield Fund, Class S_4230378
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003599 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000003599 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003599 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003599 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003599 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003599 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003599 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003599 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003599 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003599 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003599 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000003599 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003599 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003599 | International
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003599 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003599 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000003599 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003599 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003599 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003599 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003600 | Thrivent Large Cap Growth Fund, Class S_4230373
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003600 | Thrivent Large Cap Value Fund, Class S_4230379
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003600 | Thrivent Mid Cap Stock Fund, Class S_4230377
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003600 | Thrivent International Allocation Fund, Class S_4230372
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003600 | Thrivent Income Fund, Class S_4230375
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003600 | Thrivent Global Stock Fund, Class S_4230380
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003600 | Thrivent Limited Maturity Bond Fund, Class S_4230374
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003600 | Thrivent Core Emerging Markets Debt Fund_4230368
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003600 | Thrivent Small Cap Stock Fund, Class S_4230376
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003600 | Thrivent High Yield Fund, Class S_4230378
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003600 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000003600 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003600 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003600 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003600 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003600 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003600 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003600 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003600 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003600 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003600 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000003600 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003600 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003600 | International
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003600 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003600 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000003600 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003600 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003600 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003600 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003601 | Thrivent Large Cap Growth Fund, Class S_4232531
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003601 | Thrivent Large Cap Value Fund, Class S_4232537
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003601 | Thrivent International Allocation Fund, Class S_4232530
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003601 | Thrivent Mid Cap Stock Fund, Class S_4232535
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003601 | Thrivent Global Stock Fund, Class S_4232538
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003601 | Thrivent Core International Equity Fund_4232527
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003601 | Thrivent Small Cap Stock Fund, Class S_4232534
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003601 | Thrivent Core Emerging Markets Equity Fund_4232525
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003601 | Thrivent Income Fund, Class S_4232533
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003601 | Thrivent Core Mid Cap Value Fund_4232529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003601 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000003601 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003601 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003601 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003601 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003601 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003601 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003601 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003601 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003601 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003601 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000003601 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000003601 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003601 | International
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003601 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003601 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003601 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003601 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003601 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003601 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003602 | Thrivent Large Cap Growth Fund, Class S_4232531
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003602 | Thrivent Large Cap Value Fund, Class S_4232537
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003602 | Thrivent International Allocation Fund, Class S_4232530
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003602 | Thrivent Mid Cap Stock Fund, Class S_4232535
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003602 | Thrivent Global Stock Fund, Class S_4232538
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003602 | Thrivent Core International Equity Fund_4232527
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003602 | Thrivent Small Cap Stock Fund, Class S_4232534
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003602 | Thrivent Core Emerging Markets Equity Fund_4232525
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003602 | Thrivent Income Fund, Class S_4232533
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003602 | Thrivent Core Mid Cap Value Fund_4232529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003602 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000003602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003602 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003602 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003602 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003602 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000003602 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000003602 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003602 | International
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003602 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003602 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003602 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003602 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003602 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003602 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003603 | Thrivent Large Cap Value Fund, Class S_4228222
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003603 | Thrivent Large Cap Growth Fund, Class S_4228216
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003603 | Thrivent Income Fund, Class S_4228218
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003603 | Thrivent Limited Maturity Bond Fund, Class S_4228217
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003603 | Thrivent Core Emerging Markets Debt Fund_4228211
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003603 | Thrivent Mid Cap Stock Fund, Class S_4228220
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003603 | Thrivent International Allocation Fund, Class S_4228215
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003603 | Thrivent High Yield Fund, Class S_4228221
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003603 | U.S. Treasury Notes_4228316
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003603 | Thrivent Core International Equity Fund_4228212
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003603 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000003603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003603 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003603 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003603 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003603 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000003603 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003603 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003603 | International
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003603 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003603 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000003603 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003603 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003603 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003603 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003604 | Thrivent Large Cap Value Fund, Class S_4228222
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003604 | Thrivent Large Cap Growth Fund, Class S_4228216
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003604 | Thrivent Income Fund, Class S_4228218
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003604 | Thrivent Limited Maturity Bond Fund, Class S_4228217
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003604 | Thrivent Core Emerging Markets Debt Fund_4228211
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003604 | Thrivent Mid Cap Stock Fund, Class S_4228220
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003604 | Thrivent International Allocation Fund, Class S_4228215
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003604 | Thrivent High Yield Fund, Class S_4228221
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003604 | U.S. Treasury Notes_4228316
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003604 | Thrivent Core International Equity Fund_4228212
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003604 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000003604 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003604 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003604 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003604 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003604 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003604 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000003604 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003604 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003604 | International
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003604 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003604 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000003604 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003604 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003604 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003604 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003605 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000003605 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000003605 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003605 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003605 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003607 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000003607 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000003607 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003607 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003607 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003608 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003608 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003608 | BAA
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003608 | A
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000003608 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000003608 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003608 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003608 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003608 | California
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003608 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003608 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003608 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003608 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003608 | Other States
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000003608 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003608 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003608 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003608 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000003608 | Education
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003608 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003608 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003608 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003608 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003608 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003608 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003608 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003608 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003610 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003610 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003610 | BAA
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003610 | A
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000003610 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000003610 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003610 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003610 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003610 | California
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003610 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003610 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003610 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003610 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003610 | Other States
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000003610 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003610 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003610 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003610 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000003610 | Education
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003610 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003610 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003610 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003610 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003610 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003610 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003610 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003610 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002058 | 4206289
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002058 | 4206353
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002058 | 4206378
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002058 | 4205320
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002058 | 4204881
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002058 | 4205656
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002058 | 4206352
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002058 | 4206349
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4205658
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4204884
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002058 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000002058 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002058 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002058 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002058 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002058 | B
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002058 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002058 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000002058 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002058 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002058 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002058 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002058 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002058 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002058 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002058 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002058 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002058 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002058 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002058 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002058 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002058 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002058 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002058 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000002058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002058 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002059 | 4206289
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002059 | 4206353
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002059 | 4206378
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002059 | 4205320
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002059 | 4204881
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002059 | 4205656
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002059 | 4206352
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002059 | 4206349
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4205658
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4204884
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002059 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000002059 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002059 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002059 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002059 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002059 | B
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002059 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002059 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000002059 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002059 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002059 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002059 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002059 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002059 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002059 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002059 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002059 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002059 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002059 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002059 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002059 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002059 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002059 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000002059 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002059 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000198646 | Guidewire Software, Inc._4236956
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198646 | Triumph Financial, Inc._4237002
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | ExlService Holdings, Inc._4236949
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | Texas Roadhouse, Inc._4236999
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198646 | J & J Snack Foods Corporation_4236966
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Cargurus, Inc._4236942
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Globus Medical, Inc._4236953
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Fabrinet_4237010
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | HealthEquity, Inc._4236960
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Penumbra, Inc._4236984
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000198646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000198646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000198646 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198646 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198646 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000003627 | TTM Technologies, Inc._4210484
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003627 | RLI Corporation_4210475
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | National Storage Affiliates Trust_4210464
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003627 | Air Lease Corporation_4210418
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | SharkNinja, Inc._4210507
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Kinsale Capital Group, Inc._4210452
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Cogent Communications Holdings_4210430
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Dayforce, Inc._4210426
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Badger Infrastructure Solutions, Ltd._4210502
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Houlihan Lokey, Inc._4210446
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000003627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003627 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003627 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000003629 | TTM Technologies, Inc._4210484
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003629 | RLI Corporation_4210475
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | National Storage Affiliates Trust_4210464
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003629 | Air Lease Corporation_4210418
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | SharkNinja, Inc._4210507
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Kinsale Capital Group, Inc._4210452
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Cogent Communications Holdings_4210430
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Dayforce, Inc._4210426
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Badger Infrastructure Solutions, Ltd._4210502
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Houlihan Lokey, Inc._4210446
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000003629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003629 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003629 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003629 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003629 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003629 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%